Income Taxes - Schedule of Deferred Tax Income and Social Contribution (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Tax Loss and Negative Social Contribution Base [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		$ 684,003		$ 679,275
Income statement		37,667		36,156
Exchange variation		24,147		34,822
Other adjustments			[1]	(191,303)	[2]
Balance at December 31, 2025		745,817		558,950
Expected credit losses on trade accounts receivable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		40,098		42,304
Income statement		(12,618)		(10,404)
Exchange variation		822		1,877
Other adjustments			[1]		[2]
Balance at December 31, 2025		28,302		33,777
Provisions for contingencies [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		81,251		94,487
Income statement		(3,264)		(11,402)
Exchange variation		3,757		5,638
Other adjustments			[1]		[2]
Balance at December 31, 2025		81,744		88,723
Fair Value Adjustment [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(171,114)
Income statement		52,415
Exchange variation		(3,532)
Other adjustments	[1]
Balance at December 31, 2025		(122,231)
Tax Credits - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		4,062
Income statement		57
Exchange variation		(31)
Other adjustments	[1]
Balance at December 31, 2025		4,088
Share-based payment [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025
Income statement		7,956
Exchange variation		57
Other adjustments	[1]
Balance at December 31, 2025		8,013
Provision for Work Accident Insurance - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		12,805
Income statement		2,337
Exchange variation
Other adjustments	[1]
Balance at December 31, 2025		15,142
Pension Plan - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		2,451		3,209
Income statement		41		(441)
Exchange variation		2
Other adjustments		254	[1]	(7)	[2]
Balance at December 31, 2025		2,748		2,761
Trade accounts payable accrual [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		273,051		249,853
Income statement		(14,761)		(39,378)
Exchange variation		3,184		4,158
Other adjustments			[1]		[2]
Balance at December 31, 2025		261,474		214,633
Non-deductible interest portion - U.S. Tax Reform [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		320,200
Income statement		21,186
Exchange variation
Other adjustments	[1]
Balance at December 31, 2025		341,386
Right of use assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		31,567
Income statement		2,498
Exchange variation		1,147
Other adjustments	[1]
Balance at December 31, 2025		35,212
Goodwill amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(847,103)		(727,377)
Income statement		(50,647)		44,825
Exchange variation		(39,849)		(48,802)
Other adjustments			[1]		[2]
Balance at December 31, 2025		(937,599)		(731,354)
Business Combinations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(491,382)		(465,917)
Income statement		11,087		(7,709)
Exchange variation		(665)		(2,448)
Other adjustments			[1]		[2]
Balance at December 31, 2025		(480,960)		(476,074)
Inventory valuation [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(53,021)		(83,507)
Income statement		(53,692)		19,021
Exchange variation		3,676		4,723
Other adjustments			[1]		[2]
Balance at December 31, 2025		(103,037)		(59,763)
Hedge operations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025	[3]	41,705		45,961	[1]
Income statement	[3]	(13,789)		(3,040)	[1]
Exchange variation	[3]	2,164		3,544	[1]
Other adjustments	[3]	382	[1]	(239)	[2]
Balance at December 31, 2025	[3]	30,462		46,226	[1]
Realization of other reserves [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(96,535)		(88,113)
Income statement		799		615
Exchange variation		(5,229)		(6,896)
Other adjustments			[1]		[2]
Balance at December 31, 2025		(100,965)		(94,394)
Accelerated depreciation and amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(528,502)		(479,922)
Income statement		(18,151)		144,710
Exchange variation		(5)		(1)
Other adjustments			[1]		[2]
Balance at December 31, 2025		(546,658)		(335,213)
Cut-off Adjustment (sales) [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		16,891		15,274
Income statement		4,723		564
Exchange variation		950		1,207
Other adjustments			[1]		[2]
Balance at December 31, 2025		22,564		17,045
Other temporary differences [member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		57,287		52,895
Income statement		(7,177)		7,262
Exchange variation		4,812		(7,197)
Other adjustments		(1)	[1]	146	[2]
Balance at December 31, 2025		54,921		53,106
Deferred taxes, net [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(622,286)		(444,113)
Income statement		(33,333)		87,021
Exchange variation		(4,593)		(12,427)
Other adjustments		635	[1]	(191,403)	[2]
Balance at December 31, 2025		$ (659,577)		(560,922)
Present value adjustment - Trade accounts payable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025				(105,836)
Income statement				4,111
Exchange variation				(4,373)
Other adjustments	[2]
Balance at December 31, 2025				(106,098)
Tax Credits - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025				8,798
Income statement				(322)
Exchange variation				(76)
Other adjustments	[2]
Balance at December 31, 2025				8,400
Provision for Customer Returns - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025				8,964
Income statement				(553)
Exchange variation
Other adjustments	[2]
Balance at December 31, 2025				8,411
Interest Portion to be Deductible [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025				279,572
Income statement				(98,810)
Exchange variation				1
Other adjustments	[2]
Balance at December 31, 2025				180,763
Right of use assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025				25,967
Income statement				1,816
Exchange variation				1,396
Other adjustments	[2]
Balance at December 31, 2025				$ 29,179

[1]	Changes in deferred tax balance sheet accounts that do not directly affect profit or loss are presented in a specific column within the financial statement notes. The primary adjustment relates to deferred taxes on Cash Flow Hedge operations recorded in other comprehensive income by the subsidiary Seara Alimentos and the pension plan in the United States of America.
[2]	For the three-month period ended March 31, 2025, changes in deferred tax balance sheet accounts that do not directly affect profit or loss are presented in a specific column within the financial statement notes. The primary adjustment relates to the transfer of tax losses and negative base of Social Contribution on Net Income (CSLL) from the indirect subsidiary Seara Alimentos and its indirect subsidiaries to JBS S.A. These tax losses were utilized to settle a tax assessment notice related to the taxation of foreign profits (TBU) for the 2016 calendar year. The assessment was upheld by a final decision from the Administrative Council of Tax Appeals (CARF) through a casting vote, which enabled full settlement with discounts on fines and interest through the utilization of these accumulated tax losses. Additionally, adjustments include deferred taxes on bargain purchase gains from Agro Alfa and Via Rovigo, as well as Cash Flow Hedge operations recorded in other comprehensive income by the subsidiary Seara Alimentos and the pension plan in the United States of America.
[3]	The hedge and hedge accounting operations are demonstrated in Note 27 - Risk management and financial instruments.